August 14, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Whitehall Funds (the Trust)
File No. 33-64845

Commissioners:

Enclosed is the 73rd Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are to (1) disclose a change to the investment advisory arrangements of
Vanguard International Explorer Fund and (2) effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we are designating an effective date of
October 13, 2017, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to
Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-2153 with any questions or comments concerning the enclosed
Amendment.

Sincerely,

Jaliya S. Faulkner
Associate Counsel
The Vanguard Group, Inc.

Enclosures
cc: Lisa Larkin
U.S. Securities & Exchange Commission